UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Brencourt Advisors, LLC
Address:  101 East 52nd. St.
          New York, N.Y. 10022

13 File Number: 028-10167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Palmer
Title:     Compliance Officer
Phone:     (212) 313-9724
Signature, Place and Date of Signing:

    Michael Palmer  February 13, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    155028

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACTIVISION INC NEW COM         COMMON STOCK     004930202     1751   120000 SH       SOLE                 120000        0        0
D AMERICAN WTR WKS INC  COM      COMMON STOCK     030411102    11816   259800 SH       SOLE                 259800        0        0
D AMERIPATH INC COM              COMMON STOCK     03071D109     9083   422460 SH       SOLE                 422460        0        0
D BWAY CORP COM                  COMMON STOCK     056039100      619    31300 SH       SOLE                  31300        0        0
D CANADA LIFE FINL CORP COM	 COMMON STOCK	  135113108	2559   100100 SH       SOLE		    100100	  0	   0
D COORSTEK INC 		         COMMON STOCK     217020106     1857    72700 SH       SOLE                  72700        0        0
D DIANON SYS INC COM             COMMON STOCK     252826102     3578    75000 SH       SOLE                  75000        0        0
D ELAN FIN CORP LTD		 NOTE 12/1	  284129AC7     1395  3000000 SH       SOLE                3000000        0        0
D FEI CO COM                     COMMON STOCK     30241L109     1557   101800 SH       SOLE                 101800        0        0
D FMC CORP COM (NEW)             COMMON STOCK     302491303     1011    37000 SH       SOLE                  37000        0        0
D INHALE THERAPEUTIC SYS INC   	 NOTE 3.500% 10/1 457191AH7     1826  3305000 SH       SOLE                3305000        0        0
D INHALE THERAPEUTIC SYS INC 	 NOTE 5.000% 2/0  457191AF1     1878  3054000 SH       SOLE                3054000        0        0
D INTEGRATED PROCESS EQUIP COR 	 NOTE 6.250% 9/1  45812KAD0     8191  8050000 SH       SOLE                8050000        0        0
D NORTEK HOLDINGS INC COM        COMMON STOCK     656557105    16799   367200 SH       SOLE                 367200        0        0
D ONI SYSTEMS CORP 	         NOTE 5.000% 10/1 68273FAA1     1350  1500000 SH       SOLE                1500000        0        0
D OSMONICS INC COM               COMMON STOCK     688350107     2541   150000 SH       SOLE                 150000        0        0
D PANAMERICAN BEVERAGES INC CL A COMMON STOCK     P74823108     9871   475000 SH       SOLE                 475000        0        0
D PERKINELMER INC		 DEBT 8/0     	  714046AA7     5690 10485000 SH       SOLE               10485000        0        0
D PHARMACIA CORP COM	         COMMON STOCK     71713U102    35559   850700 SH       SOLE                 850700        0        0
D PITTSTON CO COM BRINKS GRP     COMMON STOCK     725701106      462    25000 SH       SOLE                  25000        0        0
D PRECISE SOFTWARE SOLUTIONS L   COMMON STOCK     M41450103     4953   300000 SH       SOLE                 300000        0        0
D RATIONAL SOFTWARE CORP	 NOTE 5.000% 2/0  75409PAC7     9042  8865000 SH       SOLE                8865000        0        0
D RATIONAL SOFTWARE CORP COM NEW COMMON STOCK     75409P202     7824   753042 SH       SOLE                 753042        0        0
D SEPRACOR INC   		 NOTE 5.750% 11/1 817315AQ7     4355  6500000 SH       SOLE                6500000        0        0
D SYNCOR INTERNATIONAL CORP DEL  COMMON STOCK     87157J106     4163   150143 SH       SOLE                 150143        0        0
D TICKETMASTER CLB	         COMMON STOCK     88633P203     3211   151300 SH       SOLE                 151300        0        0
D UAL CORP COM PAR $0.01         COMMON STOCK     902549500       29    20000 SH       SOLE                  20000        0        0
D UNILAB CORP NEW                COMMON STOCK     904763208      318    17400 SH       SOLE                  17400        0        0
D WEST ESSEX BANCORP COM         COMMON STOCK     952698108     1740    50000 SH       SOLE                  50000        0        0
S REPORT SUMMARY                 29 DATA RECORDS              155028        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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